Risk management policy - Schedule of Foreign Currency Exchange Rate Risk (Details) ₸ in Millions	12 Months Ended
	Dec. 31, 2023 KZT (₸)	Dec. 31, 2022 KZT (₸)
USD
Disclosure of detailed information about financial instruments [line items]
Exchange rates	454.56	462.65
EUR
Disclosure of detailed information about financial instruments [line items]
Exchange rates	502.24	492.86
Currency risk
Non-derivative financial assets
Non-derivative financial assets	₸ 6,552,880	₸ 4,958,113
Non-derivative financial liabilities
Non-derivative financial liabilities	5,672,168	4,253,350
Derivative financial instruments
Accounts payable on spot and derivative contracts	(180,591)	(111,243)
Accounts receivable on spot and derivative contracts	179,152	110,921
Net position on derivative financial instruments, Total	(1,439)	(322)
Currency risk | Tenge
Non-derivative financial assets
Non-derivative financial assets	6,021,554	4,411,208
Non-derivative financial liabilities
Non-derivative financial liabilities	5,188,795	3,743,473
Net position on non-derivative financial instruments, Total	832,759	667,735
Derivative financial instruments
Accounts payable on spot and derivative contracts	(70,704)	(33,894)
Accounts receivable on spot and derivative contracts	94,070	50,898
Net position on derivative financial instruments, Total	23,366	17,004
Net position, Total	856,125	684,739
Currency risk | USD
Non-derivative financial assets
Non-derivative financial assets	499,951	514,781
Non-derivative financial liabilities
Non-derivative financial liabilities	474,723	499,768
Net position on non-derivative financial instruments, Total	25,228	15,013
Derivative financial instruments
Accounts payable on spot and derivative contracts	(93,313)	(55,518)
Accounts receivable on spot and derivative contracts	83,917	55,419
Net position on derivative financial instruments, Total	(9,396)	(99)
Net position, Total	15,832	14,914
Currency risk | EUR
Non-derivative financial assets
Non-derivative financial assets	24,629	25,753
Non-derivative financial liabilities
Non-derivative financial liabilities	6,634	7,403
Net position on non-derivative financial instruments, Total	17,995	18,350
Derivative financial instruments
Accounts payable on spot and derivative contracts	(16,574)	(17,250)
Net position on derivative financial instruments, Total	(16,574)	(17,250)
Net position, Total	1,421	1,100
Currency risk | Other currency
Non-derivative financial assets
Non-derivative financial assets	6,746	6,371
Non-derivative financial liabilities
Non-derivative financial liabilities	2,016	2,706
Net position on non-derivative financial instruments, Total	4,730	3,665
Derivative financial instruments
Accounts payable on spot and derivative contracts		(4,581)
Accounts receivable on spot and derivative contracts	1,165	4,604
Net position on derivative financial instruments, Total	1,165	23
Net position, Total	₸ 5,895	₸ 3,688